Consolidated Statements of Changes in Stockholders' Equity (USD $) In Thousands	Total	Common Stock	Additional Paid-In Capital	Retained Earnings	Net Unrealized Gain (Loss) On Available-For- Sale Securities
Beginning balance at Dec. 31, 2009	$ 139,557	$ 14,295	$ 41,022	$ 84,712	$ (472)
Cash dividends declared $.60, $.60 and $.85 per share for the period 2010, 2011 and 2012 respectively	(4,300)			(4,300)
Issuance of 79,816, 79,962, and 106,230 shares of stock pursuant to dividend reinvestment plan for the period 2010, 2011 and 2012 respectively	3,052	160	2,892
5,969 and 6,148 common shares repurchased for the period ending 2010 and 2011 respectively	(225)	(12)	(213)
Issuance of 3,659, 5,284 and 8,788 shares of stock pursuant to exercise of stock options for the period 2010, 2011 and 2012 respectively	76	7	69
Share based compensation expense	20		20
Net change in unrealized loss on available-for-sale securities during the year, net of taxes of $1,782, 2,612 and 1,058 for the period 2010, 2011 and 2012 respectively	(2,874)				(2,874)
Net earnings for the year	9,027			9,027
Ending balance at Dec. 31, 2010	144,333	14,450	43,790	89,439	(3,346)
Cash dividends declared $.60, $.60 and $.85 per share for the period 2010, 2011 and 2012 respectively	(4,348)			(4,348)
Issuance of 79,816, 79,962, and 106,230 shares of stock pursuant to dividend reinvestment plan for the period 2010, 2011 and 2012 respectively	3,218	160	3,058
5,969 and 6,148 common shares repurchased for the period ending 2010 and 2011 respectively	(250)	(13)	(237)
Issuance of 3,659, 5,284 and 8,788 shares of stock pursuant to exercise of stock options for the period 2010, 2011 and 2012 respectively	110	11	99
Share based compensation expense	24		24
Net change in unrealized loss on available-for-sale securities during the year, net of taxes of $1,782, 2,612 and 1,058 for the period 2010, 2011 and 2012 respectively	4,211				4,211
Net earnings for the year	10,050			10,050
Ending balance at Dec. 31, 2011	157,348	14,608	46,734	95,141	865
Cash dividends declared $.60, $.60 and $.85 per share for the period 2010, 2011 and 2012 respectively	(6,243)			(6,243)
Issuance of 79,816, 79,962, and 106,230 shares of stock pursuant to dividend reinvestment plan for the period 2010, 2011 and 2012 respectively	4,518	212	4,306
Issuance of 3,659, 5,284 and 8,788 shares of stock pursuant to exercise of stock options for the period 2010, 2011 and 2012 respectively	189	18	171
Share based compensation expense	31		31
Net change in unrealized loss on available-for-sale securities during the year, net of taxes of $1,782, 2,612 and 1,058 for the period 2010, 2011 and 2012 respectively	1,707				1,707
Net earnings for the year	12,148			12,148
Ending balance at Dec. 31, 2012	$ 169,698	$ 14,838	$ 51,242	$ 101,046	$ 2,572